Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Summary of common stock reserved for future issuance
The Company had reserved shares of Class A Common Stock for issuance in connection with the following:

	June 30,	December 31,
	2021	2020

	(in thousands)
Conversion of outstanding shares of redeemable convertible preferred stock	79,055	79,055
Redeemable convertible preferred stock warrants (as converted to Class A Common Stock)	1,258	1,258
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as equity	122,986	134,996
Stock options outstanding	28,980	38,258
Restricted stock units outstanding	98,100	—
2021 Convertible Bridge Notes as converted into common stock	86,290	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability	42,945	—
Class A Common Stock issued as incentive shares in connection with the Rights Offering	3,440	—
Class A Common Stock warrants (as exercised for Class A Common Stock) treated as liability in connection with the Rights Offering	565	—
Common stock issuable for consent fees	3,456	—
Shares available for future grant	179,361	35,644

Total Class A Common Stock reserved	646,436	289,211

The Company had reserved shares of Class A
Common Stock
for issuance in connection with the following:

	December 31,
	2020	2019
	(in thousands)
Conversion of outstanding shares of redeemable convertible preferred stock	79,055	76,972
Redeemable convertible preferred stock warrants (as converted to Class A Common Stock )	1,258	9,595
Class A Common Stock warrants (as converted to Class A Common Stock )	134,996	126,662
Stock options outstanding	38,258	42,276
Shares available for future grant	35,644	72,424

Total Class A Common Stock reserved	289,211	327,929